Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Interest and Dividend Income
Loans	$ 20,734	$ 20,181
Taxable	1,899	468
Tax-exempt	4,396	3,877
Federal funds sold	493	101
Dividends on Federal Home Loan Bank and other stock	139	81
Total interest and dividend income	27,661	24,708
Deposits
Deposits	1,643	1,273
Borrowings	1,630	1,323
Total interest expense	3,273	2,596
Net Interest Income	24,388	22,112
(Credit) Provision for Loan Losses	(955)	(1,255)
Net Interest Income After (Credit) Provision for Loan Losses	25,343	23,367
Noninterest Income
Customer service fees	2,978	2,852
Net gains on loan sales	36	272
Earnings on bank-owned life insurance	708	802
Realized gains on available-for-sale securities		1,250
Other	361	530
Total noninterest income	4,083	5,706
Noninterest Expense
Salaries and employee benefits	10,305	9,698
Net occupancy and equipment expense	2,217	2,364
Professional fees	1,451	1,217
Insurance	568	531
Deposit insurance premiums	198	195
Franchise and other taxes	562	551
Marketing expense	346	380
Printing and office supplies	110	115
Amortization of intangible assets	150	150
Other	3,983	3,191
Total noninterest expense	19,890	18,392
Income Before Federal Income Taxes	9,536	10,681
Income Tax Benefits	879	1,230
Net Income	$ 8,657	$ 9,451
Basic Earnings Per Share (in dollars per share)	$ 1.50	$ 1.62
Diluted Earnings Per Share (in dollars per share)	$ 1.50	$ 1.62